SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Annuity Account One

ICAP II Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account One

ICAP II Variable Annuity

Effective on October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Wellington Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth and Income
SA Wellington Natural Resources

Dated: March 8, 2019

Please keep this supplement with your prospectus.